                                   GMO TRUST


AMENDED AND RESTATED SUPPLEMENT DATED FEBRUARY 24, 2003 TO GMO TRUST PROSPECTUS
                DATED JUNE 30, 2002, AS AMENDED OCTOBER 1, 2002

Effective immediately, the table in the "Multiple Classes" section on page 82 of the GMO Trust Prospectus is replaced in its entirety by the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       MINIMUM TOTAL            SHAREHOLDER SERVICE
                                                                                    INVESTMENT*/TOTAL FUND               FEE
                                                                                          INVESTMENT              (AS A % OF AVERAGE
                                                                                                                  DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                U.S. Core Fund                                          $1 million/NA                   0.22%
        FUNDS OFFERING          International Intrinsic Value Fund
       CLASS II SHARES          ----------------------------------------------------------------------------------------------------
                                Foreign Fund                                            NA/$1 million                   0.22%
------------------------------------------------------------------------------------------------------------------------------------
                                U.S. Core Fund                                          $35 million/NA                  0.15%
                                International Intrinsic Value Fund
                                ----------------------------------------------------------------------------------------------------
        FUNDS OFFERING          Foreign Fund                                            NA/$35 million                  0.15%
       CLASS III SHARES
                                ----------------------------------------------------------------------------------------------------
                                Asset Allocation Funds (except U.S. Sector Fund)        $1 million/NA                   0.00%**
                                Emerging Country Debt Share Fund
                                ----------------------------------------------------------------------------------------------------
                                U.S. Sector Fund                                        $1 million/NA                   0.15%***
                                Global Hedged Equity Fund
                                Currency Hedged International Equity Fund
                                ----------------------------------------------------------------------------------------------------
                                Foreign Small Companies Fund                            NA/$1 million                   0.15%
                                ----------------------------------------------------------------------------------------------------
                                All Other Funds                                         $1 million/NA                   0.15%
------------------------------------------------------------------------------------------------------------------------------------

                                U.S. Core Fund                                    $250 million/$125 million            0.105%
                                Tobacco-Free Core Fund
                                Emerging Markets Fund
        FUNDS OFFERING          ----------------------------------------------------------------------------------------------------
        CLASS IV SHARES         International Intrinsic Value Fund                $250 million/$125 million             0.09%
                                ----------------------------------------------------------------------------------------------------
                                Foreign Fund                                            NA/$250 million                 0.09%
                                ----------------------------------------------------------------------------------------------------

                                Foreign Small Companies Fund                            NA/$125 million                 0.10%
                                ----------------------------------------------------------------------------------------------------
                                Emerging Country Debt Fund                        $250 million/$125 million             0.10%
------------------------------------------------------------------------------------------------------------------------------------

        FUND OFFERING           U.S. Core Fund                                          NA/$350 million                0.085%
        CLASS V SHARES
------------------------------------------------------------------------------------------------------------------------------------

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* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.

** These Funds will indirectly bear an additional Shareholder Service Fee by virtue of their investments in other GMO Funds.

*** The Shareholder Service Fee charged to these Funds will be reduced by a corresponding amount for all Shareholder Service Fees indirectly borne by the relevant Fund by reason of its investments in shares of other GMO Funds.

GMO TRUST FUNDS INVESTING IN GMO ALPHA LIBOR FUND

GMO Short-Duration Collateral Fund (the "New Fund"), a new series of GMO Trust, commenced operations on or about November 27, 2002. New Fund will operate in substantially the same manner described in the GMO Trust Prospectus for GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" in the GMO Trust Prospectus). Each Fund permitted by the GMO Trust Prospectus to invest in GMO Alpha LIBOR Fund (which is temporarily closed to new purchases) may invest to the same extent in New Fund, and all references in the GMO Trust Prospectus to GMO Alpha LIBOR Fund's investments, strategies and risks shall also be deemed to refer to the New Fund.

                                    GMO TRUST


                       SUPPLEMENT DATED FEBRUARY 24, 2003
              TO GMO FOREIGN FUND PROSPECTUS DATED JUNE 30, 2002,
                           AS AMENDED OCTOBER 1, 2002

Effective immediately, the "Multiple Classes" section on page 10 of the Prospectus is replaced in its entirety by the following:

         The Fund offers multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

                                                         MINIMUM TOTAL FUND                     SHAREHOLDER SERVICE FEE
FOREIGN FUND                                                INVESTMENT                     (AS A % OF AVERAGE DAILY NET ASSETS)
------------                                             ------------------                ------------------------------------
Class II                                                    $1 million                                     0.22%
Class III                                                  $35 million                                     0.15%
Class IV                                                   $250 million                                    0.09%

         A client's "Total Fund Investment" includes only a client's total investment in the Fund. The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Fund Investment amount by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.

You should note:

         - There is no minimum additional investment required to purchase additional shares of the Fund for any class of shares.

         - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

CONVERSION BETWEEN CLASSES

         Client's shares in the Fund will be converted to the class of shares of the Fund with the lowest Shareholder Service Fee for which the client is eligible, based on the amount of the client's Total Fund Investment, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.

         The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.